1
The Gabelli Value 25 Fund Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.7%
Automotive  — 0.6%
90,000 Iveco Group NV† ...................................... $ 1,339,932
Automotive: Parts and Accessories  — 5.2%
88,000 Dana Inc. ................................................. 1,117,600
78,996 Garrett Motion Inc.† ................................. 785,220
61,500 Genuine Parts Co. ..................................... 9,528,195
11,431,015
Broadcasting  — 8.0%
7,000 Liberty Broadband Corp., Cl. A† ................ 399,840
19,500 Liberty Broadband Corp., Cl. C† ................ 1,115,985
44,000 Liberty Media Corp.-Liberty SiriusXM† ...... 1,307,240
513,500 Paramount Global, Cl. A ............................ 11,209,705
176,000 Sinclair Inc. .............................................. 2,370,720
73,000 TEGNA Inc. .............................................. 1,090,620
17,494,110
Cable and Satellite  — 2.8%
18,500 AMC Networks Inc., Cl. A† ........................ 224,405
93,000 Comcast Corp., Cl. A ................................ 4,031,550
36,000 EchoStar Corp., Cl. A† .............................. 513,000
34,000 Rogers Communications Inc., Cl. B ........... 1,394,000
6,162,955
Computer Software and Services  — 2.0%
9,000 Meta Platforms Inc., Cl. A ......................... 4,370,220
Consumer Products  — 1.3%
49,000 Edgewell Personal Care Co. ...................... 1,893,360
10,000 Energizer Holdings Inc. ............................. 294,400
8,800 The Scotts Miracle-Gro Co. ....................... 656,392
2,844,152
Diversified Industrial  — 5.5%
39,000 Ampco-Pittsburgh Corp.† ......................... 84,630
229,000 Bollore SE ................................................ 1,529,280
65,500 Crane Co. ................................................. 8,851,015
7,500 Honeywell International Inc. ...................... 1,539,375
12,004,300
Electronics  — 7.5%
90,000 Resideo Technologies Inc.† ...................... 2,017,800
169,000 Sony Group Corp., ADR ............................ 14,490,060
16,507,860
Energy and Utilities  — 6.6%
46,000 Callon Petroleum Co.† .............................. 1,644,960
65,000 Dril-Quip Inc.† .......................................... 1,464,450
76,000 Halliburton Co. ......................................... 2,995,920
150,000 National Fuel Gas Co. ................................ 8,058,000
3,000 Southwest Gas Holdings Inc. .................... 228,390
14,391,720
Entertainment  — 16.2%
33,000 Atlanta Braves Holdings Inc., Cl. A† .......... 1,382,700
Shares
Market
Value
128,040 Atlanta Braves Holdings Inc., Cl. C† .......... $ 5,001,242
40,000 Fox Corp., Cl. A ........................................ 1,250,800
1,300,000 Grupo Televisa SAB, ADR ......................... 4,160,000
1,000 Liberty Media Corp.-Liberty Live, Cl. C† .... 43,820
87,052 Madison Square Garden Entertainment
Corp.† .................................................. 3,413,309
54,000 Madison Square Garden Sports Corp.† ..... 9,964,080
300,000 Ollamani SAB† ......................................... 541,911
95,052 Sphere Entertainment Co.† ....................... 4,665,152
15,500 The Walt Disney Co. ................................. 1,896,580
100,000 Vivendi SE ................................................ 1,089,639
250,000 Warner Bros Discovery Inc.† .................... 2,182,500
35,591,733
Environmental Services  — 7.7%
62,000 Republic Services Inc. .............................. 11,869,280
29,000 Waste Connections Inc. ............................ 4,988,290
16,857,570
Equipment and Supplies  — 2.2%
62,000 Flowserve Corp. ....................................... 2,832,160
8,300 Valmont Industries Inc. ............................. 1,894,724
4,726,884
Financial Services  — 14.3%
63,500 American Express Co. ............................... 14,458,315
29,000 Citigroup Inc. ........................................... 1,833,960
30,000 Loews Corp. ............................................. 2,348,700
185,000 The Bank of New York Mellon Corp. .......... 10,659,700
5,000 The Goldman Sachs Group Inc. ................. 2,088,450
31,389,125
Food and Beverage  — 5.1%
48,000 Diageo plc, ADR ....................................... 7,139,520
59,000 Mondelēz International Inc., Cl. A .............. 4,130,000
11,269,520
Health Care  — 0.9%
28,000 Perrigo Co. plc ......................................... 901,320
8,500 Zimmer Biomet Holdings Inc. ................... 1,121,830
2,023,150
Hotels and Gaming  — 2.1%
40,200 Ryman Hospitality Properties Inc., REIT .... 4,647,522
Machinery  — 2.4%
398,000 CNH Industrial NV .................................... 5,158,080
Metals and Mining  — 4.8%
23,500 Freeport-McMoRan Inc. ............................ 1,104,970
266,000 Newmont Corp. ........................................ 9,533,440
10,638,410
Telecommunication Services  — 1.7%
160,000 Liberty Global Ltd., Cl. A† ......................... 2,707,200
34,000 Liberty Global Ltd., Cl. C† ......................... 599,760

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunication Services (Continued)
45,000 Telesat Corp.† .......................................... $ 387,000
3,693,960
Telecommunications  — 0.7%
100,000 Telephone and Data Systems Inc. .............. 1,602,000
Wireless Communications  — 1.1%
64,000 United States Cellular Corp.† .................... 2,336,000
TOTAL COMMON STOCKS .................. 216,480,218
RIGHTS  — 0.0%
Health Care  — 0.0%
2,000 ABIOMED Inc., CVR† ................................ 3,500
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 2,500
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 2,765,000 U.S. Treasury Bills,
5.292% to 5.371%††,
05/14/24 to 06/20/24 ............................ 2,741,092
TOTAL INVESTMENTS — 100.0%
(Cost $105,177,635) ............................. $ 219,227,310
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust